FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Maturity of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total debt	$ 2,390,314	$ 2,325,575	$ 2,143,811
Obligations under leases	3,396	52,702
Trade and other payables	81,533	43,364	55,002
Derivative instruments payable	0	5,673	19,261
U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	2,184,228	2,130,814	2,089,931
Total U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	209,700	209,700	60,000
Carrying Value
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	3,396	52,702	65,002
Trade and other payables	81,533	43,364	55,002
Derivative instruments payable		5,673	19,261
Carrying Value | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	2,178,430	2,113,691	2,076,935
Carrying Value | Total U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	211,884	211,884	66,876
Contractual cash flows
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	3,396	52,702	65,002
Trade and other payables	81,533	43,364	55,002
Derivative instruments payable		5,673	19,261
Contractual cash flows | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	2,201,543	2,138,009	2,097,111
Contractual cash flows | Total U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	211,884	211,884	66,876
Contractual cash flows | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	1,024	8,723	12,358
Trade and other payables	81,533	43,364	55,002
Derivative instruments payable		0	0
Contractual cash flows | Less than 1 year | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	275,670	196,481	168,011
Contractual cash flows | Less than 1 year | Total U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	2,184	2,184	66,876
Contractual cash flows | Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	2,372	42,362	39,949
Trade and other payables	0	0	0
Derivative instruments payable		5,673	2,991
Contractual cash flows | Between 1 and 5 years | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	1,555,143	1,279,839	1,294,494
Contractual cash flows | Between 1 and 5 years | Total U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	209,700	209,700	0
Contractual cash flows | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	0	1,617	12,695
Trade and other payables	0	0	0
Derivative instruments payable		0	16,270
Contractual cash flows | More than 5 years | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	370,730	661,689	634,606
Contractual cash flows | More than 5 years | Total U.S. dollar denominated fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Total debt	$ 0	$ 0	$ 0